Supplemental cash flow information (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2015
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		$ 7,695
Hoegh Grace [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 3,774
Business Acquisition, Percentage of Voting Interests Acquired	49.00%
Hoegh Grace [Member] | Revolving Credit Facility [Member]
Business Acquisition, Percentage of Voting Interests Acquired	49.00%